UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

ETF Series Solutions
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Paul R. Fearday
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-5346
Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period:  January 31, 2018

Item 1. Reports to Stockholders.

Change Finance Diversified Impact
U.S. Large Cap Fossil Fuel Free ETF

Semi-Annual Report
January 31, 2018

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Letter to Shareholders

Dear Shareholders,

On behalf of the entire Change Finance, PBC team, I want to thank you for the commitment your investment in the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF (“CHGX,” the “Fund” or the “ETF”) shows to changing the world through finance. This information pertains to the period from the ETF’s inception on October 9, 2017 through January 31, 2018 (the “Period”).

CHGX seeks to track the Change Finance Diversified Impact US Large Cap Fossil Fuel Free Index (the “Index”). The Index is composed of common stock of 100 U.S. large cap companies which are extensively screened for social and environmental impact.

The Fund has shown positive performance since launch with market price rising 10.57% and NAV growing 10.21%. The Index grew 10.48% in the same period and the benchmark index, the S&P 500 Index grew 11.56%. Shares outstanding rose to 200,000.

For the Period, the largest positive contributor to return was Kroger Co. (KR US), adding 0.44% to the return of the Fund, gaining 50.48% with an average weighting of 1.03%. The second largest contributor to return was Seagate Technology (STX US), adding 0.36% to the return of the Fund, gaining 33.58% with an average weighting of 0.49%.  The third largest contributor to return was Target Corp. (TGT US), adding 0.34% to the return of the Fund, gaining 35.10% with an average weighting of 1.08%.

For the Period, the largest negative contributor to return was Celgene Corp. (CELG US), detracting 0.30% from the return of the Fund, declining 27.36% with an average weighting of 0.87%. The security contributing second-most negatively was Symantec Corp. (SYMC US), detracting 0.18% from the return of the Fund, and declining 16.33% with an average weighting of 0.95%. The third largest negative contributor to return was Allergan Plc. (AGN US), detracting 0.14% from the return of the Fund, and declining 15.43% with an average weight of 0.43%.

We are grateful you have chosen to invest for impact and we are committed to providing you with rigorously screened products you can trust.

Sincerely,

Donna Morton, CEO
Change Finance, PBC

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Letter to Shareholders
(Continued)

Investing involves Risk. Principal loss is possible. The Fund may trade at a premium or discount to Net Asset Value (NAV). Shares of an ETF are bought and sold at market price (not at NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. The performance of the Fund may diverge from that of the Index. Because the Fund may employ a representative sampling strategy and may also invest in securities that are not included in the Index, the Fund may experience tracking error to a greater extent than funds that seek to replicate an index. The Fund is not actively managed and may be affected by a general decline in market segments related to the Index. Investments in Real Estate Investment Trusts (REITs) involve additional risks such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. The social, governance, and/or environmental policy of the Fund could cause it to make or avoid investment that could result in the portfolio underperforming similar funds that do not have such policies.

Must be preceded or accompanied by a prospectus.

One cannot invest directly in an index.

The Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index (the “Index”) uses an objective, rules-based methodology to measure the performance of an equal-weighted portfolio of approximately 100 large cap U.S.-listed companies that meet a diverse set of environmental, social, and governance (“ESG”) standards.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Please see the schedule of investments in this report for a full list of Fund holdings.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Change Finance, PBC is the adviser to the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF, which is distributed by Quasar Distributors, LLC.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Portfolio Allocation
As of January 31, 2018 (Unaudited)

Percentage of
Sector	Net Assets
Information Technology	29.8%
Health Care	14.9
Consumer Discretionary	12.6
Industrials	11.1
Financials	9.8
Real Estate	9.0
Consumer Staples	7.0
Materials	3.8
Telecommunication Services	1.0
Utilities	0.9
Other Assets in Excess of Liabilities	0.1
TOTAL	100.0%

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Schedule of Investments
January 31, 2018 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS – 99.9%

	Consumer Discretionary – 12.6%
54	AutoZone, Inc. (a)	$41,334
478	Hilton Worldwide Holdings, Inc.	40,941
208	Home Depot, Inc.	41,787
293	Marriott International, Inc.	43,170
1,089	MGM Resorts International	39,694
616	NIKE, Inc.	42,024
276	PVH Corporation	42,802
621	Target Corporation	46,712
120	Tesla, Inc. (a)	42,517
405	Time Warner, Inc.	38,617
494	TJX Companies, Inc.	39,678
510	V.F. Corporation	41,381
		500,657
	Consumer Staples – 7.0%
789	Church & Dwight Company, Inc.	38,543
202	Costco Wholesale Corporation	39,364
481	CVS Health Corporation	37,850
298	Estée Lauder Companies, Inc.	40,218
1,438	Kroger Company	43,657
364	McCormick & Company, Inc.	39,592
510	Walgreens Boots Alliance, Inc.	38,383
		277,607
	Financials – 9.8%
380	American Express Company	37,772
244	Chubb, Ltd.	38,101
644	Hartford Financial Services Group, Inc.	37,841
444	Marsh & McLennan Companies, Inc.	37,083
693	MetLife, Inc.	33,313
264	PNC Financial Services Group, Inc.	41,717
228	S&P Global, Inc.	41,291
361	T. Rowe Price Group, Inc.	40,298
274	Travelers Companies, Inc.	41,078
680	U.S. Bancorp	38,855
		387,349

The accompanying notes are an integral part of these financial statements.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Schedule of Investments
January 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Health Care – 14.9%
660	Abbott Laboratories	$41,026
384	AbbVie, Inc.	43,092
210	Amgen, Inc.	39,071
157	Anthem, Inc.	38,912
116	Biogen, Inc. (a)	40,346
591	Bristol-Myers Squibb Company	36,997
368	Celgene Corporation (a)	37,227
437	Eli Lilly & Company	35,594
496	Gilead Sciences, Inc.	41,565
265	Johnson & Johnson	36,620
452	Medtronic plc	38,822
672	Merck & Company, Inc.	39,816
1,028	Pfizer, Inc.	38,077
192	Thermo Fisher Scientific, Inc.	43,029
164	UnitedHealth Group, Inc.	38,832
		589,026
	Industrials – 11.1%
264	Caterpillar, Inc.	42,973
249	Deere & Company	41,439
701	Delta Air Lines, Inc.	39,796
574	Emerson Electric Company	41,460
161	FedEx Corporation	42,259
220	Illinois Tool Works, Inc.	38,207
986	Johnson Controls International plc	38,582
421	Owens Corning	39,141
220	Stanley Black & Decker, Inc.	36,571
304	United Parcel Service, Inc.	38,705
456	Waste Management, Inc.	40,324
		439,457
	Information Technology – 29.8%
252	Accenture plc	40,496
205	Adobe Systems, Inc. (a)	40,951
217	Apple, Inc.	36,332
705	Applied Materials, Inc.	37,809
160	Arista Networks, Inc. (a)	44,132
340	Autodesk, Inc. (a)	39,311
328	Automatic Data Processing, Inc.	40,551

The accompanying notes are an integral part of these financial statements.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Schedule of Investments
January 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Information Technology (Continued)
997	Cisco Systems, Inc.	$41,415
424	Citrix Systems, Inc. (a)	39,330
513	Cognizant Technology Solutions Corporation	40,004
1,072	eBay, Inc. (a)	43,502
209	Facebook, Inc. (a)	39,060
244	International Business Machines Corporation	39,943
237	Intuit, Inc.	39,792
364	KLA-Tencor Corporation	39,967
192	Lam Research Corporation	36,772
442	Microsoft Corporation	41,994
657	NetApp, Inc.	40,406
757	Oracle Corporation	39,054
364	salesforce.com, Inc. (a)	41,463
962	Seagate Technology plc	53,102
1,284	Symantec Corporation	34,963
410	Synopsys, Inc. (a)	37,970
394	TE Connectivity, Ltd.	40,397
498	Total System Services, Inc.	44,252
884	Trimble, Inc. (a)	38,984
329	Visa, Inc.	40,872
470	Western Digital Corporation	41,821
360	Workday, Inc. (a)	43,161
		1,177,806
	Materials – 3.8%
228	Air Products & Chemicals, Inc.	38,388
276	Ecolab, Inc.	38,000
240	International Flavors & Fragrances, Inc.	36,072
242	Praxair, Inc.	39,081
		151,541
	Real Estate – 9.0%
204	AvalonBay Communities, Inc. (b)	34,762
294	Boston Properties, Inc. (b)	36,371
317	Digital Realty Trust, Inc. (b)	35,488
80	Equinix, Inc. (b)	36,415
556	Equity Residential (b)	34,255
561	Prologis, Inc. (b)	36,527
229	Simon Property Group, Inc. (b)	37,411

The accompanying notes are an integral part of these financial statements.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Schedule of Investments
January 31, 2018 (Unaudited) (Continued)

Shares	Security Description	Value
	COMMON STOCKS (Continued)

	Real Estate (Continued)
580	Ventas, Inc. (b)	$32,463
550	Welltower, Inc. (b)	32,984
1,050	Weyerhaeuser Company (b)	39,416
		356,092
	Telecommunication Services – 1.0%
741	Verizon Communications, Inc.	40,066

	Utilities – 0.9%
406	American Water Works Company, Inc.	33,767
	TOTAL COMMON STOCKS
	(Cost $3,675,286)	3,953,368
	TOTAL INVESTMENTS – 99.9%
	(Cost $3,675,286)	3,953,368
	Other Assets in Excess of Liabilities – 0.1%	2,331
	NET ASSETS – 100.0%	$3,955,699

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Real Estate Investment Trust (“REIT”)
	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

The accompanying notes are an integral part of these financial statements.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Statement of Assets & Liabilities
January 31, 2018 (Unaudited)

ASSETS
Investments in securities, at value
(Cost $3,675,286)	$3,953,368
Dividends and interest receivable	2,266
Cash	2,326
Total assets	3,957,960

LIABILITIES
Management fees payable	2,261
Total liabilities	2,261

NET ASSETS	$3,955,699

Net assets consist of:
Paid-in capital	$3,666,080
Undistributed (accumulated)
net investment income (loss)	81
Accumulated net realized gain (loss) on investments	11,456
Net unrealized appreciation (depreciation)
on investments	278,082
Net assets	$3,955,699

Net Asset Value:
Net assets	$3,955,699
Shares outstanding^	200,000
Net asset value, offering and redemption price per share	$19.78

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Statement of Operations
For the Period Ended January 31, 2018* (Unaudited)

INCOME
Dividends	$15,219
Total investment income	15,219

EXPENSES
Management fees	6,802
Total expenses	6,802
Net investment income	8,417

REALIZED & UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	11,456
Change in unrealized appreciation (depreciation)
on investments	278,082
Net realized and unrealized
gain (loss) on investments	289,538
Net increase (decrease) in net
assets resulting from operations	$297,955

*	Fund commenced operations on October 9, 2017. The information presented is for the period from October 9, 2017 to January 31, 2018.

The accompanying notes are an integral part of these financial statements.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Statement of Changes in Net Assets

Period Ended
January 31, 2018*
(Unaudited)
OPERATIONS
Net investment income (loss)	$8,417
Net realized gain (loss) on investments	11,456
Change in unrealized appreciation
(depreciation) of investments	278,082
Net increase (decrease) in net assets
resulting from operations	297,955

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(8,336)
Total distributions to shareholders	(8,336)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	3,666,080
Net increase (decrease) in net assets derived
from capital share transactions (a)	3,666,080
Net increase (decrease) in net assets	$3,955,699

NET ASSETS
Beginning of period	$—
End of period	$3,955,699
Undistributed (accumulated)
net investment income (loss)	$81

(a)  A summary of capital shares transactions is as follows:

Period Ended
January 31, 2018*
(Unaudited)
Shares
Subscriptions	200,000
Redemptions	—
Net increase (decrease)	200,000

*	The Fund commenced operations on October 9, 2017. The information presented is for the period from October 9, 2017 to January 31, 2018.

The accompanying notes are an integral part of these financial statements.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended
	January 31, 2018(1)
	(Unaudited)
Net asset value, beginning of period	$18.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(2)	0.05
Net realized and unrealized
gain (loss) on investments	1.79
Total from investment operations	1.84

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from:
Net investment income	(0.06)
Total distributions	(0.06)
Net asset value, end of period	$19.78

Total return	10.21	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$3,956

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.75	%(4)
Net investment income (loss) to average net assets	0.93	%(4)
Portfolio turnover rate(5)	17	%(3)

(1)	Commencement of operations on October 9, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Notes to Financial Statements
January 31, 2018 (Unaudited)

NOTE 1 – ORGANIZATION

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF (the “Fund”) is a diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free Index (the “Index”). The Fund  commenced operations on October 9, 2017.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with the United States of America generally accepted accounting principles (“U.S. GAAP”).

A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market® (“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share. Short-term securities that have maturities of less than 60 days at the time of purchase are valued

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Notes to Financial Statements
January 31, 2018 (Unaudited) (Continued)

at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Notes to Financial Statements
January 31, 2018 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2018:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$3,953,368	$—	$—	$3,953,368
Total Investments
in Securities	$3,953,368	$—	$—	$3,953,368

^ See Schedule of Investments for breakout of investments by sector classification.

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2018, the Fund did not recognize any transfers to or from Levels 1, 2, or 3.

B.
Federal Income Taxes.  The Fund’s policy is to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the period ended January 31, 2018, the Fund did not incur any interest or penalties.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Notes to Financial Statements
January 31, 2018 (Unaudited) (Continued)

ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions received from the Fund’s investments in REITs may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Fund must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Fund’s shareholders may represent a return of capital.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities are declared and paid by the Fund on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F.
Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares of the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of the Fund is equal to the Fund’s NAV per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Notes to Financial Statements
January 31, 2018 (Unaudited) (Continued)

H.
Subsequent Events. In preparing these financial statements, Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to January 31, 2018, that materially impacted the amounts or disclosures in the Fund’s financial statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Change Finance, PBC (the “Adviser”), serves as the investment adviser to the Fund. Pursuant to the Investment Advisory Agreement (“Advisory Agreement”), between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is responsible for arranging, in consultation with Vident Investment Advisory, LLC (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser at an annual rate of 0.75% based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS” or “Administrator”) acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s custodian, transfer agent, and fund accountant. USBFS also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Notes to Financial Statements
January 31, 2018 (Unaudited) (Continued)

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the period ended January 31, 2018, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $536,735 and $512,824 respectively.

During the period ended January 31, 2018, there were no purchases or sales of U.S. Government securities.

During the period ended January 31, 2018, in-kind transactions associated with creations were $3,640,252 and there were no redemptions.

NOTE 5 – INCOME TAX INFORMATION

The Fund is subject to examination by U.S. taxing authorities for the tax periods since the commencement of operations. The amount and character of tax basis distributions and composition of net assets, including undistributed (accumulated) net investment income (loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the period ended January 31, 2018. Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted on the Schedule of Investments. The tax character of distributions paid by the Fund during the period ended January 31, 2018 was $8,336 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Notes to Financial Statements
January 31, 2018 (Unaudited) (Continued)

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Expense Example
For the Period Ended January 31, 2018 (Unaudited)

As a shareholder of Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 9, 2017 – January 31, 2018).

Actual Expenses
The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Expense Example
For the Period Ended January 31, 2018 (Unaudited) (Continued)

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	October 9, 2017	January 31, 2018	the Period
Actual	$1,000.00	$1,102.10	$2.46(1)
Hypothetical (5% annual	$1,000.00	$1,021.42	$3.82(2)
return before expenses)

(1)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.75%, multiplied by the average value during the period, multiplied by the number of days in the most recent period, 114 days, and divided by the number of days in the most recent twelve-month period, 365 days.

(2)
The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.75%, multiplied by the average value during the six-month period, multiplied by the number of days in the six-month period, 184 days, and divided by the number of days in the most recent twelve-month period, 365 days.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on July 13, 2017 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the following agreements (collectively, the “Agreements”):

•
the Advisory Agreement (the “Advisory Agreement”) between Change Finance, PBC (the “Adviser”) and the Trust, on behalf of the Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF (the “Fund”), and

•	the Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between the Adviser, the Trust, on behalf of the Fund, and Vident Investment Advisory, LLC (“VIA” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the cost of the services to be provided and the profits to be realized by each firm and its affiliates from services to be rendered to the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the proposed advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (v) other financial benefits to the Adviser, the Sub-Adviser and their affiliates resulting from services to be rendered to the Fund.

Prior to the Meeting, representatives from the Adviser and Sub-Adviser, along with other service providers of the Fund, presented additional oral and written information to help the Board evaluate each firm’s fees and other aspects of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including key personnel and compliance programs. The Board then discussed the written materials and oral presentations that it had received and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited) (Continued)

quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and the report from the Trust’s chief compliance officer (“CCO”) regarding his review of the Adviser’s compliance program. The Board considered that it had discussed with the Adviser the various resources expected to be used to implement the firm’s investment strategy, including the Adviser’s personnel and marketing plans. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a detailed series of questions that included, among other things, information about the background and experience of the firm’s key personnel, the other products the firm manages, and the ownership structure of the firm.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, and monitoring the extent to which the Fund achieved its investment objectives as an passively-managed fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that performance of the Fund, thus, was not a relevant factor in their deliberations. The Board also considered that, because the Fund is designed to track the performance of an index and the trading for the Fund would be handled by a sub-adviser, the Fund’s performance would not be the direct result of investment decisions made by the Adviser. Consequently, with respect to the Fund’s performance, the Board in the future would focus on the Adviser’s oversight of the sub-adviser’s services, including whether the Fund’s performance exhibited significant tracking error.

Cost of Services Provided and Economies of Scale. The Board reviewed the estimated expense ratio for the Fund and compared it to the universe of competitors for the Fund, as identified by management (“Selected Peer Group”), which was primarily composed of other index-based exchange-traded funds (“ETFs”) with an ESG focus. The Board noted that the expense ratio for the Fund was the highest in the Selected Peer Group, although most of the other funds in the Selected Peer Group were part of larger fund families and consequently, may benefit from an unusually low cost structure based on the scale of their fund family. The Board noted that the Fund’s expense ratio was reasonable given the proprietary and specialized nature of the Fund’s index.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning that the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited) (Continued)

Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined that such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund was generally unpredictable. The Board noted that it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion.  No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that VIA would provide investment management services to the Fund, as well as other ETFs, including certain series of the Trust. The Board noted the responsibilities that VIA would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by VIA, the Board considered reports of the Trust’s CCO with respect to VIA’s compliance program and VIA’s experience providing investment management services to other ETFs, including other series of the Trust. VIA’s registration form (“Form ADV”) was provided to the Board, as was the response of VIA to a detailed series of questions which included,

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Approval of Advisory Agreement & Board Considerations
(Unaudited) (Continued)

among other things, information about the background and experience of the portfolio managers primarily responsible for the day-to-day management of the Fund. The Board also considered VIA’s resources and capacity with respect to portfolio management, compliance, and operations given the number of new funds for which it would be sub-advising.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund. The Board also considered that, because the investment objective of the Fund is to track the performance of an index, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively-managed fund.

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fees to be paid by the Adviser to VIA for its services to the Fund. The Board considered that the fees to be paid to VIA would be paid by the Adviser from the fee the Adviser received from the Fund and noted that the fee reflected an arm’s-length negotiation between the Adviser and VIA based on the nature and expected size of the Fund. The Board further determined that the fee reflected an appropriate allocation of the advisory fee paid to the Adviser given the work performed by the firm and noted that the fees were generally in line with those charged by VIA in connection with other similar series of the Trust and other funds managed by VIA. The Board also evaluated the compensation and benefits expected to be received by VIA from its relationship with the Fund, taking into account an analysis of VIA’s profitability with respect to the Fund.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement at the Meeting; rather, the Board based its determinations on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF

Information About Portfolio Holdings
(Unaudited)

The Fund files its complete schedules of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004.  Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.changefinanceetf.com daily.

Information About Proxy Voting
(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”).  The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.changefinanceetf.com.

Information regarding how the Fund voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Fund’s Trustees
(Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Fund’s website at www.changefinanceetf.com.

Adviser and Index Provider
Change Finance, PBC
705 Grand View Drive
Alexandria, Virginia 22305

Sub-Adviser
Vident Investment Advisory, LLC
300 Colonial Center Parkway, Suite 330
Roswell, Georgia 30076

Distributor
Quasar Distributors, LLC
777 E. Wisconsin Ave, 6th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Change Finance Diversified Impact U.S. Large Cap Fossil Fuel Free ETF
Symbol – CHGX
CUSIP – 26922A560

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  ETF Series Solutions

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    April 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date    April 2, 2018

By (Signature and Title)*    /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date    April 2, 2018

* Print the name and title of each signing officer under his or her signature.